Hartford Healthcare HLS Fund Investment Strategy - Hartford Healthcare HLS Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide as selected by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). Wellington Management’s investment process focuses on stock selection through fundamental analysis. The Fund takes a broad approach to investing in the health care sector. The Fund may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The Fund’s assets will be allocated across the major subsectors of the health care sector, with some representation typically maintained in each major subsector. The Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products and health services. The Fund may invest in securities of companies of any market capitalization.
Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industries: pharmaceuticals and biotechnology, medical products and health services.